UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 69.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.9%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	36,965	$44,082,026

Total Albania			$44,082,026

Argentina — 1.6%
Provincia de Buenos Aires, 3.00% to 11/1/17, 5/1/20(1)(2)	EUR	180	$191,765
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	7,143,235
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,537,666
Republic of Argentina, 2.40%, 3/18/18	USD	3,036	2,996,584
Republic of Argentina, 15.50%, 10/17/26	ARS	331,488	21,458,817

Total Argentina			$38,328,067

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	17,846	$18,760,964

Total Armenia			$18,760,964

Australia — 2.2%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	79,300	$51,705,742

Total Australia			$51,705,742

Barbados — 0.9%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$15,491,630
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,039	2,340,030
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,128	1,977,231

Total Barbados			$19,808,891

Belarus — 0.9%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	19,979	$20,672,271

Total Belarus			$20,672,271

Croatia — 0.5%
Croatia, 3.00%, 3/11/25(1)	EUR	11,056	$11,922,847

Total Croatia			$11,922,847

Cyprus — 5.9%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	43,467	$48,659,926
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	20,689	23,495,127
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	66,155,178

Total Cyprus			$138,310,231

Dominican Republic — 3.8%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,534,298
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,350,200	29,402,376
Dominican Republic, 13.50%, 8/4/17(1)	DOP	90,800	1,982,247
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	22,799,248
Dominican Republic, 15.00%, 4/5/19(1)	DOP	532,900	12,621,286
Dominican Republic, 15.00%, 4/5/19(3)	DOP	75,000	1,776,311

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	$5,183,135
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	8,038,279
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,649,806

Total Dominican Republic			$88,986,986

Ecuador — 3.5%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$39,219,915
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	19,553	19,455,235
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	14,221	15,607,547
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	6,358	6,977,905

Total Ecuador			$81,260,602

El Salvador — 1.9%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,609,181
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	17,931	15,824,108
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	500	503,750
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	8,000	7,076,720
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	12,746	12,809,730
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	4,964	4,790,260

Total El Salvador			$44,613,749

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$121,545
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	927,876
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	723,854
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	244,745
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,061,834
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,387,315
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	858,843

Total Georgia			$7,326,012

Greece — 0.9%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(3)	EUR	22,037	$21,953,644

Total Greece			$21,953,644

Honduras — 1.1%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,345	$9,326,310
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,052	4,412,912
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	9,757	10,974,283

Total Honduras			$24,713,505

Iceland — 4.4%
Housing Financing Fund, 3.75%, 4/15/34(4)	ISK	196,180	$1,140,091
Housing Financing Fund, 3.75%, 6/15/44(4)	ISK	426,245	2,604,568
Republic of Iceland, 5.00%, 11/15/28	ISK	275,023	2,351,620
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	5,566,412
Republic of Iceland, 6.50%, 1/24/31	ISK	4,574,729	43,368,310
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,702,049
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	26,031,626
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,010,203

Total Iceland			$102,774,879

Security	Principal Amount (000’s omitted)		Value
Indonesia — 1.7%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	117,512,000	$8,889,777
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	31,247,024

Total Indonesia			$40,136,801

Kenya — 1.0%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,458,805
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	788,815
Republic of Kenya, 5.875%, 6/24/19(1)	USD	18,430	19,122,968

Total Kenya			$23,370,588

Lebanon — 0.6%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	12,795	$12,907,596
Lebanese Republic, 5.15%, 11/12/18(1)	USD	2,112	2,124,081

Total Lebanon			$15,031,677

Macedonia — 5.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	25,704	$28,256,905
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	34,257	37,659,384
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	29,026	33,204,487
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	15,035	17,199,389

Total Macedonia			$116,320,165

Mexico — 0.1%
United Mexican States, 3.375%, 2/23/31	EUR	1,754	$1,892,983
United Mexican States, 3.625%, 4/9/29	EUR	1,035	1,185,948

Total Mexico			$3,078,931

New Zealand — 1.5%
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	24,775	$18,394,909
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	20,713	16,747,964

Total New Zealand			$35,142,873

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	5,916	$5,993,736

Total Nigeria			$5,993,736

Russia — 5.2%
Russia Government Bond, 7.75%, 9/16/26	RUB	429,300	$6,990,414
Russia Government Bond, 8.50%, 9/17/31	RUB	6,665,733	113,468,716

Total Russia			$120,459,130

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,256,887

Total Rwanda			$18,256,887

Serbia — 7.4%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,407,260	$82,782,005
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	17,580,436
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	357,870	3,291,905
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	145,850	1,347,049
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,030,677
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	52,418,185
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500	922,896

Total Serbia			$173,373,153

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 8.0%
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	5,868	$5,876,221
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	31,336,960
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	728,499
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,298,093
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,309,439
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	100,000	596,112
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,299,740	14,121,397
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,264,648
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	10,678,863
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	17,218,958
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	162,930	1,059,317
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,568,000	10,131,593
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,390,000	8,810,393
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,689,720	10,697,073
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000	6,104,132
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	611,867
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870	19,189,569
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000	3,269,002
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,815,405
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	237,000	1,504,268
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000	7,916,994
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,687,260	10,424,587

Total Sri Lanka			$185,963,390

Suriname — 1.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100	$31,461,382

Total Suriname			$31,461,382

Tanzania — 3.1%
United Republic of Tanzania, 7.25%, 3/9/20(1)(5)	USD	68,014	$71,813,626

Total Tanzania			$71,813,626

Thailand — 1.1%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	925,091	$24,623,809

Total Thailand			$24,623,809

Turkey — 1.2%
Republic of Turkey, 4.875%, 10/9/26	USD	29,845	$27,878,543

Total Turkey			$27,878,543

Zambia — 0.8%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	19,770	$17,894,123

Total Zambia			$17,894,123

Total Foreign Government Bonds (identified cost $1,621,805,424)			$1,626,019,230

Foreign Corporate Bonds — 1.3%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	10,300	$10,248,500

Total Azerbaijan			$10,248,500

Croatia — 0.4%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	9,816	$9,263,346

Total Croatia			$9,263,346

Georgia — 0.5%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,382,498
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,119	4,345,545

Total Georgia			$10,728,043

Iceland — 0.0%(6)
Central Bank of Iceland, 1.00%, 6/2/17	ISK	6,756	$36,013

Total Iceland			$36,013

Total Foreign Corporate Bonds (identified cost $33,614,949)			$30,275,902

Sovereign Loans — 1.0%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(7)(8)(9)		$9,700	$9,284,763

Total Ethiopia			$9,284,763

Kenya — 0.6%
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(8)		$14,420	$14,383,950

Total Kenya			$14,383,950

Total Sovereign Loans (identified cost $23,491,611)			$23,668,713

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.333%, 3/15/34(10)(11)		$2,523	$519,868
Series 3572, (Interest Only), Class JS, 6.033%, 9/15/39(10)(11)		4,300	619,381
Series 3586, (Interest Only), Class GS, 5.483%, 10/15/39(10)(11)		5,174	887,965

			$2,027,214

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 5.729%, 10/25/35(10)(11)	$8,036	$1,466,020
Series 2006-56, (Interest Only), Class CS, 6.439%, 7/25/36(10)(11)	3,661	736,762
Series 2006-72, (Interest Only), Class GI, 5.809%, 8/25/36(10)(11)	11,649	2,104,296
Series 2006-96, (Interest Only), Class SM, 6.479%, 10/25/36(10)(11)	7,690	1,418,865
Series 2007-36, (Interest Only), Class SG, 5.829%, 4/25/37(10)(11)	5,362	933,821
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(11)	1,071	44,234
Series 2010-109, (Interest Only), Class PS, 5.829%, 10/25/40(10)(11)	6,045	1,105,286
Series 2010-147, (Interest Only), Class KS, 5.179%, 1/25/41(10)(11)	5,520	794,544

		$8,603,828

Total Collateralized Mortgage Obligations (identified cost $6,906,678)		$10,631,042

Common Stocks — 2.5%

Security	Shares	Value
Iceland — 1.9%
Eimskipafelag Islands HF	2,347,670	$6,429,879
Hagar HF	14,115,255	6,273,719
HB Grandi HF	14,033,996	3,417,280
Icelandair Group HF	41,806,480	8,020,515
Marel HF	3,355,689	7,792,411
Reginn HF(12)	14,691,738	3,315,988
Reitir Fasteignafelag HF	8,366,555	6,609,284
Siminn HF(12)	120,543,840	3,254,406

Total Iceland		$45,113,482

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.	32,962,666	$13,465,028

Total Singapore		$13,465,028

Total Common Stocks (identified cost $57,578,991)		$58,578,510

Currency Options Purchased — 1.0%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	31,189	SEK	9.55	5/2/17	$654,550
Call SEK/Put EUR	BNP Paribas	EUR	31,190	SEK	9.49	5/16/17	549,286
Call SEK/Put EUR	Citibank, N.A.	EUR	62,880	SEK	9.53	4/27/17	1,210,146
Call SEK/Put EUR	Citibank, N.A.	EUR	31,439	SEK	9.45	5/23/17	482,197
Call SEK/Put EUR	Citibank, N.A.	EUR	15,720	SEK	9.45	5/23/17	241,106
Call SEK/Put EUR	Goldman Sachs International	EUR	30,686	SEK	9.45	4/27/17	413,903
Call SEK/Put EUR	Goldman Sachs International	EUR	62,377	SEK	9.44	5/1/17	805,405
Call SEK/Put EUR	Goldman Sachs International	EUR	31,189	SEK	9.50	5/17/17	567,213
Put CNH/Call USD	BNP Paribas	USD	95,817	CNH	6.85	5/4/17	1,744,732

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	109,700	CNH	6.90	11/2/17	$3,853,761
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	131,264	CNH	6.89	8/3/17	3,541,503
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	119,270	CNH	6.74	3/7/17	2,367,629
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	113,275	CNH	6.85	5/4/17	2,077,010
Put CNH/Call USD	Standard Chartered Bank	USD	89,000	CNH	6.82	4/19/17	1,626,119
Put CNH/Call USD	Standard Chartered Bank	USD	27,427	CNH	6.47	6/15/17	1,946,467
Put CNH/Call USD	Standard Chartered Bank	USD	25,590	CNH	6.47	6/15/17	1,823,159

Total Currency Options Purchased (identified cost $16,712,249)							$23,904,186

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	492	JPY	21,000.00	3/12/21	$7,672,874

Total Call Options Purchased (identified cost $5,324,361)						$7,672,874

Put Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 3/2017	Exchange-Traded	1,100	USD	2,265.00	3/17/17	$1,622,500
E-mini S&P 500 Index Futures 6/2017	Exchange-Traded	550	USD	2,260.00	6/16/17	1,828,750

Total Put Options Purchased (identified cost $3,871,074)						$3,451,250

Short-Term Investments — 18.7%

Foreign Government Securities — 1.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,179,228
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,223,272

Total Georgia			$3,402,500

Iceland — 1.5%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	689,150	$3,672,607

Security	Principal Amount (000’s omitted)		Value
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	2,521,290	$13,416,324
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	2,289,635	12,182,419
Iceland Treasury Bill, 0.00%, 7/17/17	ISK	928,890	4,937,673

Total Iceland			$34,209,023

Total Foreign Government Securities (identified cost $38,552,954)			$37,611,523

U.S. Treasury Obligations — 2.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(13)(14)		$20,500	$20,496,228
U.S. Treasury Bill, 0.00%, 3/2/17(13)(14)		35,000	34,986,560

Total U.S. Treasury Obligations (identified cost $55,461,795)			$55,482,788

Repurchase Agreements — 0.2%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/11/17 with a maturity date of 2/15/17, an interest rate of 0.61% payable by the Portfolio and repurchase proceeds of EUR 4,701,685, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,919,890.	EUR	4,704	$5,078,308

Total Repurchase Agreements (identified cost $4,974,106)			$5,078,308

Other — 14.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(15)		338,596,510	$338,630,369

Total Other (identified cost $338,645,971)			$338,630,369

Total Short-Term Investments (identified cost $437,634,826)			$436,802,988

Total Investments — 95.2% (identified cost $2,206,940,163)			$2,221,004,695

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date		Value
Put CNH/Call USD	Australia and New Zealand Banking Group Limited	USD	28,190	CNH	6.74	3/7/17		$(559,600)
Put CNH/Call USD	Citibank, N.A.	USD	109,700	CNH	6.90	11/2/17		(3,853,761)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	116,653	CNH	6.89	8/3/17		(3,147,298)
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	91,080	CNH	6.74	3/7/17		(1,808,029)
Put CNH/Call USD	Standard Chartered Bank	USD	84,801	CNH	6.82	4/19/17		(1,549,404)

Total Currency Options Written (premiums received $13,188,616)								$(10,918,092)

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%
Security						Principal Amount (000’s omitted)		Value
Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19						EUR	(4,000)	$(4,818,671)

Total Spain								$(4,818,671)

Total Foreign Government Bonds (proceeds $5,115,551)								$(4,818,671)

Total Securities Sold Short (proceeds $5,115,551)								$(4,818,671)

Other Assets, Less Liabilities — 5.5%								$126,577,649

Net Assets — 100.0%								$2,331,845,581

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $864,992,596 or 37.1% of the Portfolio’s net assets.

(2)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $109,339,129 or 4.7% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	Amount is less than 0.05%.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(11)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Non-income producing.

(13)	All or a portion of the security is held by a wholly-owned subsidiary.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $526,550.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	60,042,000	USD	45,927,195	Deutsche Bank AG	2/1/17	$214,592	$—
CAD	3,059,000	USD	2,329,919	Deutsche Bank AG	2/1/17	20,897	—
EUR	34,610,000	USD	37,001,551	Deutsche Bank AG	2/1/17	359,936	—
EUR	13,884,000	USD	14,843,384	Deutsche Bank AG	2/1/17	144,390	—
EUR	9,661,000	USD	10,328,575	Deutsche Bank AG	2/1/17	100,472	—
EUR	9,661,000	USD	10,545,851	Deutsche Bank AG	2/1/17	—	(116,804)
EUR	19,510,000	USD	21,292,434	Deutsche Bank AG	2/1/17	—	(231,393)
EUR	28,984,000	USD	31,638,645	Deutsche Bank AG	2/1/17	—	(350,424)
USD	46,842,523	CAD	63,101,000	Deutsche Bank AG	2/1/17	—	(1,650,081)
USD	10,359,886	EUR	9,661,000	Deutsche Bank AG	2/1/17	—	(69,161)
USD	10,328,575	EUR	9,661,000	Deutsche Bank AG	2/1/17	—	(100,472)
USD	14,849,049	EUR	13,884,000	Deutsche Bank AG	2/1/17	—	(138,726)
USD	20,858,141	EUR	19,510,000	Deutsche Bank AG	2/1/17	—	(202,899)
USD	30,986,794	EUR	28,984,000	Deutsche Bank AG	2/1/17	—	(301,427)
USD	36,996,394	EUR	34,610,000	Deutsche Bank AG	2/1/17	—	(365,093)
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	396,500	—
TWD	450,662,000	USD	14,385,278	Goldman Sachs International	2/2/17	—	(8,261)
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	362,430	—
TWD	400,982,000	USD	12,799,477	Standard Chartered Bank	2/2/17	—	(7,350)
USD	14,385,278	TWD	450,662,000	Goldman Sachs International	2/2/17	8,261	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(977,618)
USD	12,799,477	TWD	400,982,000	Standard Chartered Bank	2/2/17	7,350	—
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(862,044)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	20,866	—
USD	19,218,093	ZAR	264,527,440	JPMorgan Chase Bank, N.A.	2/3/17	—	(409,588)
ZAR	264,527,440	USD	19,147,842	JPMorgan Chase Bank, N.A.	2/3/17	479,839	—
KES	1,551,941,000	USD	14,668,629	Citibank, N.A.	2/6/17	272,869	—
RUB	3,911,546,465	USD	59,892,916	BNP Paribas	2/6/17	5,104,995	—
RUB	1,994,609,215	USD	30,902,614	BNP Paribas	2/6/17	2,241,677	—
RUB	1,093,070,000	USD	17,032,645	BNP Paribas	2/6/17	1,130,828	—
RUB	622,328,370	USD	9,772,361	Citibank, N.A.	2/6/17	568,829	—
RUB	1,330,730,000	USD	20,777,560	Goldman Sachs International	2/6/17	1,335,093	—
USD	4,970,485	KES	517,179,000	Citibank, N.A.	2/6/17	—	(8,718)
USD	4,970,495	KES	517,180,000	Citibank, N.A.	2/6/17	—	(8,718)
USD	4,974,358	KES	517,582,000	Citibank, N.A.	2/6/17	—	(8,724)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,246,769	RUB	1,686,531,256	Bank of America, N.A.	2/6/17	$221,790	$—
USD	6,877,869	RUB	410,657,263	Bank of America, N.A.	2/6/17	54,004	—
USD	1,027,149	RUB	66,644,000	BNP Paribas	2/6/17	—	(80,270)
USD	27,828,145	RUB	1,796,167,636	BNP Paribas	2/6/17	—	(2,018,655)
USD	60,078,702	RUB	3,923,679,928	BNP Paribas	2/6/17	—	(5,120,831)
USD	80,654,581	RUB	4,795,673,000	Citibank, N.A.	2/6/17	965,197	—
USD	31,317,929	RUB	1,994,404,000	Citibank, N.A.	2/6/17	—	(1,822,952)
USD	25,590,013	RUB	1,522,204,000	Credit Suisse International	2/6/17	295,649	—
USD	6,230,972	RUB	370,645,000	Credit Suisse International	2/6/17	71,988	—
USD	23,489,384	RUB	1,400,741,744	Deutsche Bank AG	2/6/17	213,350	—
USD	5,719,483	RUB	341,069,737	Deutsche Bank AG	2/6/17	51,949	—
USD	26,365,326	RUB	1,565,069,465	Goldman Sachs International	2/6/17	358,669	—
USD	6,419,740	RUB	381,081,535	Goldman Sachs International	2/6/17	87,333	—
EUR	19,463,521	USD	21,315,475	Standard Chartered Bank	2/8/17	—	(300,438)
USD	22,402,893	CLP	14,742,000,000	Standard Chartered Bank	2/8/17	—	(317,329)
USD	68,923,448	EUR	63,023,503	Standard Chartered Bank	2/8/17	876,087	—
USD	42,547,725	EUR	38,885,845	Standard Chartered Bank	2/8/17	562,132	—
USD	1,909,636	EUR	1,769,410	Standard Chartered Bank	2/8/17	—	(821)
USD	2,258,867	EUR	2,094,258	Standard Chartered Bank	2/8/17	—	(2,333)
USD	324,465	EUR	303,963	Standard Chartered Bank	2/8/17	—	(3,728)
USD	1,899,457	EUR	1,769,412	Standard Chartered Bank	2/8/17	—	(11,002)
USD	9,517,272	EUR	8,847,063	Standard Chartered Bank	2/8/17	—	(35,026)
COP	74,599,700,000	USD	24,295,620	BNP Paribas	2/9/17	1,178,027	—
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	244,918	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	219,148	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	258,978	—
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	240,817	—
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(730,782)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(815,906)
CNH	66,987,000	USD	9,971,568	Citibank, N.A.	2/16/17	—	(173,696)
CNH	13,869,949	USD	2,007,083	Standard Chartered Bank	2/16/17	21,609	—
CNH	14,359,000	USD	2,146,819	Standard Chartered Bank	2/16/17	—	(46,596)
CNH	103,796,051	USD	15,450,669	Standard Chartered Bank	2/16/17	—	(268,912)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(37,983)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(74,440)
SEK	198,297,742	EUR	20,937,692	Morgan Stanley & Co. International PLC	2/17/17	70,168	—
RUB	2,263,000,000	USD	36,173,274	Deutsche Bank AG	2/21/17	1,373,360	—
USD	8,269,273	AUD	11,100,336	BNP Paribas	2/21/17	—	(145,370)
USD	6,223,669	AUD	8,437,329	BNP Paribas	2/21/17	—	(172,274)
USD	13,622,101	NZD	19,328,435	Citibank, N.A.	2/21/17	—	(550,968)
USD	20,179,431	RUB	1,262,425,196	Deutsche Bank AG	2/21/17	—	(766,136)
USD	49,153,318	ZAR	715,254,500	JPMorgan Chase Bank, N.A.	2/21/17	—	(3,751,491)
ZAR	715,254,500	USD	51,601,941	JPMorgan Chase Bank, N.A.	2/21/17	1,302,868	—
MXN	793,170,000	USD	38,458,965	BNP Paribas	2/23/17	—	(537,127)
RSD	1,573,689,000	EUR	12,665,505	Citibank, N.A.	2/23/17	121	—
USD	3,369,164	EUR	3,085,824	Goldman Sachs International	2/23/17	35,478	—
USD	36,595,460	MXN	793,170,000	BNP Paribas	2/23/17	—	(1,326,378)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	362,324	—
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	471,488	—
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	—	(785,674)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(758,920)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(273,167)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	1,673,674,452	USD	25,391,559	Bank of America, N.A.	2/27/17	$2,360,291	$—
RUB	1,514,091,548	USD	22,874,929	Bank of America, N.A.	2/27/17	2,230,815	—
RUB	1,508,231,000	USD	22,935,386	Bank of America, N.A.	2/27/17	2,073,182	—
USD	42,855,770	EUR	40,510,994	Deutsche Bank AG	2/27/17	—	(915,825)
USD	94,066,541	RUB	5,690,793,363	Credit Suisse International	2/27/17	—	(294,729)
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	58,085	—
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	31,826	—
USD	11,345,282	RUB	683,458,700	BNP Paribas	2/28/17	13,740	—
USD	1,883,237	RUB	113,465,000	Deutsche Bank AG	2/28/17	2,021	—
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	64,991	—
RUB	941,354,000	USD	14,518,106	Bank of America, N.A.	3/2/17	1,086,084	—
RUB	4,627,092,000	USD	71,096,449	Credit Suisse International	3/2/17	5,603,735	—
USD	35,403,968	RUB	2,142,051,937	Credit Suisse International	3/2/17	—	(103,383)
NZD	1,732,604	USD	1,246,236	JPMorgan Chase Bank, N.A.	3/6/17	23,730	—
NZD	1,717,138	USD	1,240,811	JPMorgan Chase Bank, N.A.	3/6/17	17,819	—
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	20,473	—
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	3,938	—
SGD	32,289,000	USD	22,676,133	Bank of America, N.A.	3/6/17	241,034	—
USD	390,516	EUR	363,281	Goldman Sachs International	3/6/17	—	(2,137)
USD	380,239	EUR	354,112	Goldman Sachs International	3/6/17	—	(2,503)
USD	676,279	EUR	630,581	Goldman Sachs International	3/6/17	—	(5,285)
USD	2,323,694	EUR	2,169,550	Goldman Sachs International	3/6/17	—	(21,268)
USD	2,774,854	EUR	2,601,274	Goldman Sachs International	3/6/17	—	(36,737)
USD	112,581,168	EUR	105,161,007	Goldman Sachs International	3/6/17	—	(1,082,304)
USD	30,658,618	NZD	43,494,188	JPMorgan Chase Bank, N.A.	3/6/17	—	(1,221,800)
USD	5,625,406	SGD	8,039,268	Bank of America, N.A.	3/6/17	—	(80,477)
USD	44,114,758	SGD	63,044,400	Bank of America, N.A.	3/6/17	—	(631,103)
IDR	120,653,585,000	USD	8,787,588	BNP Paribas	3/7/17	225,996	—
IDR	63,469,115,000	USD	4,632,782	Standard Chartered Bank	3/7/17	108,761	—
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	30,472	—
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	13,689	—
RUB	709,030,000	USD	10,897,168	Citibank, N.A.	3/7/17	834,386	—
RUB	739,375,000	USD	11,371,501	Credit Suisse International	3/7/17	862,139	—
RUB	2,455,815,000	USD	37,806,780	Deutsche Bank AG	3/7/17	2,826,939	—
USD	63,953,264	RUB	3,871,685,215	Deutsche Bank AG	3/7/17	—	(107,330)
AUD	14,490,000	USD	10,780,415	Goldman Sachs International	3/8/17	199,865	—
EUR	12,691,040	USD	13,574,717	Standard Chartered Bank	3/8/17	143,954	—
KES	166,744,000	USD	1,582,762	ICBC Standard Bank plc	3/8/17	13,337	—
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	51,808	—
RON	23,616,000	EUR	5,283,813	BNP Paribas	3/8/17	—	(37,276)
USD	7,500,898	AUD	10,056,481	Goldman Sachs International	3/8/17	—	(119,735)
USD	21,897,747	AUD	29,432,852	Goldman Sachs International	3/8/17	—	(405,976)
USD	10,007,685	AUD	13,216,333	JPMorgan Chase Bank, N.A.	3/8/17	—	(7,431)
USD	66,990,637	EUR	63,290,067	Standard Chartered Bank	3/8/17	—	(1,424,215)
COP	69,102,900,000	USD	22,477,897	Standard Chartered Bank	3/9/17	1,002,282	—
KES	149,624,000	USD	1,419,583	Standard Chartered Bank	3/9/17	12,345	—
UGX	8,812,500,000	USD	2,360,702	Citibank, N.A.	3/9/17	67,642	—
UGX	6,030,925,000	USD	1,612,116	Citibank, N.A.	3/9/17	49,746	—
COP	56,287,750,000	USD	18,861,607	The Bank of Nova Scotia	3/13/17	251,990	—
GBP	8,918,000	USD	11,245,152	Goldman Sachs International	3/13/17	—	(17,106)
KES	244,043,000	USD	2,313,204	Citibank, N.A.	3/13/17	20,394	—
USD	38,313,038	SGD	51,600,000	Goldman Sachs International	3/13/17	1,687,755	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	84,551,000	USD	12,599,806	Goldman Sachs International	3/15/17	$—	$(286,411)
CNH	49,438,745	USD	7,368,030	Standard Chartered Bank	3/15/17	—	(168,129)
CNH	72,868,255	USD	10,879,919	Standard Chartered Bank	3/15/17	—	(267,914)
JPY	2,867,589,000	USD	24,999,577	Standard Chartered Bank	3/15/17	433,758	—
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	497,362	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	730,308	—
USD	85,420,583	EUR	79,907,000	Standard Chartered Bank	3/15/17	—	(990,611)
PHP	1,107,676,000	USD	21,877,859	Standard Chartered Bank	3/16/17	356,539	—
CNH	93,283,000	USD	13,700,157	Citibank, N.A.	3/22/17	—	(129,600)
CNH	74,405,000	USD	10,958,027	Goldman Sachs International	3/22/17	—	(133,790)
CNH	10,252,764	USD	1,478,515	Standard Chartered Bank	3/22/17	13,029	—
CNH	101,355,236	USD	15,091,158	Standard Chartered Bank	3/22/17	—	(346,274)
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	560,020	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	466,355	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	691,829	—
USD	11,100,805	EUR	10,601,071	Goldman Sachs International	3/22/17	—	(367,660)
IDR	108,671,550,000	USD	7,964,203	BNP Paribas	3/23/17	137,301	—
IDR	98,145,770,000	USD	7,171,777	JPMorgan Chase Bank, N.A.	3/23/17	145,026	—
OMR	4,238,000	USD	10,987,814	BNP Paribas	3/23/17	4,738	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	—	(69,872)
OMR	4,239,000	USD	10,988,983	BNP Paribas	3/27/17	5,166	—
RUB	771,103,000	USD	11,576,385	Credit Suisse International	3/27/17	1,089,295	—
SEK	266,223,000	EUR	27,726,219	Goldman Sachs International	3/27/17	516,106	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	—	(68,891)
USD	5,104,233	EUR	4,812,000	Goldman Sachs International	3/29/17	—	(103,536)
USD	45,372,407	EUR	43,430,000	Goldman Sachs International	3/29/17	—	(1,629,545)
USD	8,678,774	SGD	11,804,000	Goldman Sachs International	3/30/17	299,216	—
USD	21,458,502	SGD	29,190,000	Standard Chartered Bank	3/30/17	736,773	—
USD	11,049,394	EUR	10,516,322	Goldman Sachs International	4/5/17	—	(336,047)
EUR	1,201,275	USD	1,271,429	Standard Chartered Bank	4/13/17	29,582	—
TWD	398,087,000	USD	12,416,937	Standard Chartered Bank	4/13/17	395,648	—
USD	37,615,920	EUR	35,539,020	Goldman Sachs International	4/13/17	—	(873,735)
USD	3,866,492	EUR	3,605,491	Standard Chartered Bank	4/13/17	—	(38,345)
USD	33,753,151	EUR	31,914,554	Standard Chartered Bank	4/13/17	—	(811,116)
USD	42,774,059	SGD	58,949,070	Standard Chartered Bank	4/13/17	921,459	—
USD	46,245,205	JPY	5,280,370,000	Goldman Sachs International	4/17/17	—	(662,292)
EUR	5,363,419	USD	5,670,314	JPMorgan Chase Bank, N.A.	4/21/17	140,446	—
USD	6,174,973	EUR	5,752,000	JPMorgan Chase Bank, N.A.	4/21/17	—	(56,777)
USD	140,026,358	EUR	131,985,784	JPMorgan Chase Bank, N.A.	4/21/17	—	(2,967,819)
USD	18,345,138	EUR	17,122,585	JPMorgan Chase Bank, N.A.	4/24/17	—	(208,017)
USD	7,181,703	EUR	6,668,000	Standard Chartered Bank	4/24/17	—	(43,400)
USD	59,295,646	EUR	55,334,782	Standard Chartered Bank	4/24/17	—	(662,286)
USD	46,428,210	JPY	5,327,521,000	Standard Chartered Bank	4/24/17	—	(912,288)
USD	143	SGD	204	Standard Chartered Bank	4/24/17	—	(2)
USD	6,775,447	SGD	9,675,000	Standard Chartered Bank	4/24/17	—	(94,284)
USD	2,382,833	EUR	2,212,000	JPMorgan Chase Bank, N.A.	4/27/17	—	(14,293)
USD	22,624,879	EUR	21,073,844	JPMorgan Chase Bank, N.A.	4/27/17	—	(212,668)
USD	43,656,330	EUR	40,746,995	JPMorgan Chase Bank, N.A.	4/27/17	—	(500,845)
USD	17,252,155	SGD	24,015,000	Goldman Sachs International	4/27/17	199,848	—
USD	35,856,336	SGD	49,904,849	Standard Chartered Bank	4/27/17	420,449	—
COP	71,668,140,000	USD	24,090,131	BNP Paribas	4/28/17	73,450	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	34,610,000	USD	37,153,731	Deutsche Bank AG	4/28/17	$354,483	$—
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	70,694	—
RON	18,500,000	EUR	4,087,585	BNP Paribas	5/17/17	18,895	—
RON	1,195,000	EUR	264,498	BNP Paribas	5/17/17	720	—
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	93,676	—
RON	32,526,000	EUR	7,193,949	JPMorgan Chase Bank, N.A.	5/17/17	25,290	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	—	(303,771)
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	—	(469,933)
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	1,590,450	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	—	(386,988)
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(511,239)
KES	29,869,000	USD	281,120	Citibank, N.A.	6/7/17	—	(992)
KES	91,690,000	USD	861,748	Citibank, N.A.	6/7/17	—	(1,829)
KES	321,032,000	USD	3,017,218	Citibank, N.A.	6/7/17	—	(6,404)
UGX	4,792,240,000	USD	1,244,414	Barclays Bank PLC	6/12/17	37,283	—
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	—	(275,213)
CNH	4,378,960	USD	627,898	Goldman Sachs International	6/13/17	2,453	—
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	—	(255,748)
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	386,190	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	375,753	—
UGX	9,765,350,000	USD	2,561,067	Citibank, N.A.	6/15/17	48,382	—
KES	517,180,000	USD	4,766,636	Citibank, N.A.	6/19/17	69,919	—
KES	517,179,000	USD	4,753,483	Citibank, N.A.	7/3/17	67,012	—
UGX	9,821,700,000	USD	2,561,069	Citibank, N.A.	7/6/17	47,217	—
UGX	3,727,284,000	USD	970,647	Barclays Bank PLC	7/11/17	17,730	—
IDR	67,636,770,000	USD	4,857,219	Bank of America, N.A.	7/13/17	98,195	—
IDR	115,488,230,000	USD	8,296,568	Standard Chartered Bank	7/13/17	164,687	—
THB	187,581,000	USD	5,401,123	Deutsche Bank AG	7/25/17	—	(78,107)
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	9,019	—
KES	517,582,000	USD	4,722,464	Citibank, N.A.	8/1/17	68,853	—
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	—	(1,380)
USD	3,589,218	THB	128,494,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(57,042)
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(221,748)
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(149,803)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	—	(385,580)
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	—	(361,656)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	780,560	—
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	745,123	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(537,395)
CNH	14,705,957	USD	2,095,463	Deutsche Bank AG	9/22/17	—	(202)
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	—	(35,084)
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	—	(60,181)
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	—	(170,720)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	—	(502,023)
CNH	51,404,000	USD	7,324,594	Standard Chartered Bank	9/22/17	—	(704)
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	—	(56,814)
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	—	(168,507)
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	1,063,828	—
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	494,377	—
USD	7,728,974	THB	271,828,000	Deutsche Bank AG	11/10/17	14,258	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/17	$—	$(3,240)
THB	193,030,000	USD	5,413,068	Deutsche Bank AG	11/16/17	65,292	—
USD	5,413,068	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(65,292)
USD	1,024,312	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(11,192)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(865,954)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(619,448)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,097,385)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(30,346)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(46,077)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(55,403)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(259,298)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(457,826)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(44,118)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(55,465)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(49,663)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(49,647)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(49,142)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(48,062)

						$60,116,582	$(55,026,394)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures(1)
WTI Crude Oil	276	Short	Feb-17	$(14,280,240)	$(14,575,560)	$(295,320)

Equity Futures
TOPIX Index	40	Short	Mar-17	(5,233,372)	(5,365,465)	(132,093)

Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	200	Short	Mar-17	(19,607,812)	(19,493,750)	114,062
U.S. 10-Year Deliverable Interest Rate Swap	1,943	Short	Mar-17	(184,474,637)	(182,581,281)	1,893,356

						$1,580,005

(1)	Positions are held by a wholly-owned subsidiary.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	$121,274	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$141,374

							$141,374

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$109,052	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$148,811

							$148,811

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	16,225		Receives	6-month Euro Interbank Offered Rate	0.00	%(2)	3/15/20	$11,643
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	2
LCH.Clearnet(1)	EUR	176,269		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	561,128
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	4
LCH.Clearnet(1)	EUR	156,658		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	1,354,010
LCH.Clearnet	HUF	2,149,708		Receives	6-month HUF BUBOR	1.27		12/13/21	31,338
LCH.Clearnet	HUF	5,785,420		Receives	6-month HUF BUBOR	1.46		1/12/22	(71,918)
LCH.Clearnet	HUF	5,322,580		Receives	6-month HUF BUBOR	1.44		1/13/22	(43,346)
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92		7/28/26	502,371
LCH.Clearnet	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94		8/1/26	380,020
LCH.Clearnet	HUF	833,096		Receives	6-month HUF BUBOR	1.94		9/21/26	162,452
LCH.Clearnet	HUF	854,457		Receives	6-month HUF BUBOR	1.93		9/21/26	167,973
LCH.Clearnet	HUF	2,107,661		Receives	6-month HUF BUBOR	1.89		9/21/26	442,406
LCH.Clearnet	HUF	848,760		Receives	6-month HUF BUBOR	2.14		10/13/26	117,197
LCH.Clearnet	HUF	863,002		Receives	6-month HUF BUBOR	2.09		10/19/26	134,997
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.09		10/19/26	202,649
LCH.Clearnet	HUF	940,473		Receives	6-month HUF BUBOR	2.04		10/20/26	162,081
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.04		10/20/26	223,339
LCH.Clearnet	HUF	972,374		Receives	6-month HUF BUBOR	2.08		10/28/26	158,916
LCH.Clearnet	HUF	2,407,181		Receives	6-month HUF BUBOR	2.06		10/28/26	404,827
LCH.Clearnet	HUF	1,456,978		Receives	6-month HUF BUBOR	2.09		11/2/26	236,673
LCH.Clearnet	HUF	975,542		Receives	6-month HUF BUBOR	2.18		11/3/26	129,556
LCH.Clearnet	HUF	5,260,958		Receives	6-month HUF BUBOR	2.13		11/4/26	776,889
LCH.Clearnet	HUF	956,538		Receives	6-month HUF BUBOR	2.15		11/7/26	126,786
LCH.Clearnet	HUF	950,203		Receives	6-month HUF BUBOR	2.12		11/8/26	145,931
LCH.Clearnet	HUF	2,616,226		Receives	6-month HUF BUBOR	2.14		11/10/26	381,760
LCH.Clearnet	JPY	1,114,835		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	601,403
LCH.Clearnet	JPY	1,206,794		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	80,958
LCH.Clearnet	JPY	1,346,165		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	754,044
LCH.Clearnet	JPY	1,413,260		Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	197,634
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill Rate	4.96		4/29/24	1,696,821
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill Rate	3.77		3/5/25	296,952
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill Rate	4.05		6/16/25	373,493
LCH.Clearnet	PLN	31,365		Pays	6-month PLN WIBOR	2.41		12/13/21	(52,291)
LCH.Clearnet	PLN	84,093		Pays	6-month PLN WIBOR	2.46		1/12/22	(114,106)
LCH.Clearnet	PLN	86,972		Pays	6-month PLN WIBOR	2.44		1/13/22	(144,172)
LCH.Clearnet	PLN	43,620		Pays	6-month PLN WIBOR	2.23		7/28/26	(621,082)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR	2.22%		8/1/26	$(523,908)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR	2.28		9/21/26	(182,205)
LCH.Clearnet	PLN	11,676	Pays	6-month PLN WIBOR	2.30		9/21/26	(181,680)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30		9/21/26	(474,147)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49		10/13/26	(140,827)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47		10/19/26	(149,490)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46		10/19/26	(228,223)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(175,926)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(235,212)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(171,375)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(435,996)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(244,377)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	(145,159)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR	2.51		11/4/26	(876,060)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.54		11/7/26	(151,978)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.50		11/8/26	(164,210)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR	2.52		11/10/26	(441,051)
LCH.Clearnet(1)	USD	23,774	Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(35,256)
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	49,794
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(15,497)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(19,504)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	73,210
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(4,272)
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	17,540
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	18,792
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	45,651
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	85,979
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(27,318)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(63,840)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(123,954)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(14,707)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(6,291)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(99,145)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(100,049)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(84,403)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(175,337)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(78,474)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(52,941)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(180,189)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(159,149)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(319,475)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(331,715)
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(343,954)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(225,834)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(306,111)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(294,090)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(295,168)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(302,747)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(440,557)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(356,345)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(398,446)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96%	6/29/21	$(402,546)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20	9/1/21	(1,043,715)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21	9/2/21	(873,577)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA	1.96	1/6/22	9,882
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	7/27/22	42,856
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06	7/30/22	14,808
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(272,591)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(372,505)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(483,922)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(487,145)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66	5/9/26	(162,684)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60	5/18/26	(657,463)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72	5/20/26	(135,284)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65	5/20/26	(304,158)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69	6/3/26	(1,018,377)

							$(5,862,709)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31%	10/7/21	$253,295
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	201,824
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	484,602
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	383,844
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	283,052
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	636,339
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	35,614
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	34,826
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	464,771
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	48,618
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	1,775,786
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	568,952
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	825,720
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	537,206
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(87,325)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(96,631)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(112,912)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	74,137
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	77,587
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	99,107
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(180,328)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	92,248
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	77,778
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(30,095)
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	10,672
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	8,764
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(14,780)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	8,017
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(116,777)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(86,606)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(90,327)
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	218,581
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	142,978

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16%	3/18/20	$2,522,245
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	433,565
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	317,807
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	342,785
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	366,913
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	314,133
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(292,871)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(573,282)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	830,821
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	738,603
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	433,117
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	28,172
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	426,040
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	454,232
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	771,357
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	470,873
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	436,224
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill Rate	3.86	2/25/23	378,592
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill Rate	4.06	6/4/23	195,468
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	33,974

							$15,157,305

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Brazil	ICE Clear Credit	$8,340	1.00	%(1)	12/20/21	2.43%	$(527,426)	$742,671	$215,245
Markit CDX Emerging Markets Index	ICE Clear Credit	1,000	1.00	(1)	6/20/21	2.39	(54,399)	76,556	22,157
Mexico	ICE Clear Credit	8,762	1.00	(1)	12/20/21	1.64	(243,378)	263,132	19,754
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	2.04	(318,753)	415,824	97,071

Total		$27,942					$(1,143,956)	$1,498,183	$354,227

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit	$4,499	1.00	%(1)	12/20/21	$(44,521)	$18,866	$(25,655)
Chile	ICE Clear Credit	4,590	1.00	(1)	12/20/21	(45,425)	19,259	(26,166)
Chile	ICE Clear Credit	5,313	1.00	(1)	12/20/21	(52,580)	12,368	(40,212)
Chile	ICE Clear Credit	8,600	1.00	(1)	12/20/21	(85,109)	40,086	(45,023)
Chile	ICE Clear Credit	6,800	1.00	(1)	12/20/21	(67,296)	15,829	(51,467)
Chile	ICE Clear Credit	13,606	1.00	(1)	12/20/21	(134,649)	63,419	(71,230)
Chile	ICE Clear Credit	34,400	1.00	(1)	12/20/21	(340,438)	68,450	(271,988)
Colombia	ICE Clear Credit	5,345	1.00	(1)	6/20/21	83,112	(272,132)	(189,020)
Colombia	ICE Clear Credit	5,345	1.00	(1)	6/20/21	83,111	(290,896)	(207,785)
Colombia	ICE Clear Credit	7,150	1.00	(1)	6/20/21	111,179	(383,663)	(272,484)
Colombia	ICE Clear Credit	7,127	1.00	(1)	6/20/21	110,814	(393,313)	(282,499)
Colombia	ICE Clear Credit	17,880	1.00	(1)	6/20/21	278,026	(953,659)	(675,633)
Colombia	ICE Clear Credit	7,004	1.00	(1)	12/20/21	164,934	(278,112)	(113,178)
Colombia	ICE Clear Credit	7,004	1.00	(1)	12/20/21	164,934	(278,112)	(113,178)
Colombia	ICE Clear Credit	8,755	1.00	(1)	12/20/21	206,168	(347,639)	(141,471)
Colombia	ICE Clear Credit	12,746	1.00	(1)	12/20/21	300,150	(458,596)	(158,446)
Colombia	ICE Clear Credit	15,758	1.00	(1)	12/20/21	371,078	(625,711)	(254,633)
Colombia	ICE Clear Credit	3,082	1.00	(1)	12/20/26	330,978	(352,130)	(21,152)
Italy	ICE Clear Credit	58,500	1.00	(1)	12/20/21	1,805,167	(1,059,171)	745,996
Italy	ICE Clear Credit	45,128	1.00	(1)	12/20/21	1,392,540	(857,697)	534,843
Italy	ICE Clear Credit	19,870	1.00	(1)	12/20/21	613,140	(359,356)	253,784
Mexico	ICE Clear Credit	8,940	1.00	(1)	6/20/21	188,880	(284,240)	(95,360)
Mexico	ICE Clear Credit	8,950	1.00	(1)	6/20/21	189,092	(297,002)	(107,910)
Mexico	ICE Clear Credit	14,300	1.00	(1)	6/20/21	302,124	(444,196)	(142,072)
South Africa	ICE Clear Credit	4,880	1.00	(1)	6/20/21	181,900	(418,042)	(236,142)
South Africa	ICE Clear Credit	9,950	1.00	(1)	6/20/21	370,882	(856,146)	(485,264)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
South Africa	ICE Clear Credit	$13,270	1.00	%(1)	6/20/21	$494,633	$(1,128,163)	$(633,530)
South Africa	ICE Clear Credit	13,260	1.00	(1)	6/20/21	494,261	(1,141,872)	(647,611)
South Africa	ICE Clear Credit	16,350	1.00	(1)	6/20/21	609,439	(1,388,845)	(779,406)
South Africa	ICE Clear Credit	19,240	1.00	(1)	6/20/21	717,162	(1,646,127)	(928,965)

Total						$8,793,686	$(14,276,543)	$(5,482,857)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$40,930	1.00	%(1)	12/20/21	2.43%	$(2,588,436)	$3,626,937	$1,038,501
Brazil	Bank of America, N.A.	26,535	1.00	(1)	12/20/21	2.43	(1,678,088)	2,315,660	637,572
Brazil	Deutsche Bank AG	8,550	1.00	(1)	12/20/21	2.43	(540,707)	751,891	211,184
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	0.21	5,425	2,169	7,594
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	1.94	(120,235)	226,620	106,385
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.27	(271,568)	264,827	(6,741)
Mexico	Bank of America, N.A.	24,817	1.00	(1)	12/20/21	1.64	(689,331)	685,390	(3,941)
Mexico	Barclays Bank PLC	63,110	1.00	(1)	12/20/21	1.64	(1,752,978)	1,877,205	124,227
Mexico	BNP Paribas	52,770	1.00	(1)	12/20/21	1.64	(1,465,769)	1,572,999	107,230
Mexico	BNP Paribas	6,117	1.00	(1)	12/20/21	1.64	(169,909)	180,572	10,663
Mexico	BNP Paribas	31,417	1.00	(1)	12/20/21	1.64	(872,656)	881,105	8,449
Mexico	BNP Paribas	4,646	1.00	(1)	12/20/21	1.64	(129,050)	137,205	8,155
Mexico	Citibank, N.A.	4,558	1.00	(1)	12/20/21	1.64	(126,602)	130,550	3,948
Mexico	Goldman Sachs International	11,719	1.00	(1)	12/20/21	1.64	(325,513)	396,870	71,357
Mexico	Goldman Sachs International	17,336	1.00	(1)	12/20/21	1.64	(481,534)	487,972	6,438
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.65	67,682	8,954	76,636
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.65	74,639	8,642	83,281
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.06	(4,989)	83,651	78,662
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.06	(4,880)	81,737	76,857
Saudi Arabia	Barclays Bank PLC	2,390	1.00	(1)	6/20/21	1.18	(14,685)	51,027	36,342
Saudi Arabia	Goldman Sachs International	3,463	1.00	(1)	6/20/21	1.18	(21,104)	78,472	57,368
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	2.04	(373,984)	505,001	131,017
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.14	(509,087)	751,977	242,890
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	2.22	(431,463)	434,124	2,661
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.88	(1,134,541)	411,002	(723,539)
Turkey	BNP Paribas	27,684	1.00	(1)	12/20/26	3.39	(4,947,581)	4,573,622	(373,959)
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	3.39	(5,153,730)	4,764,190	(389,540)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	0.81	17,232	49,806	67,038
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.24	(59,111)	180,040	120,929
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.24	(35,508)	102,227	66,719
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.24	(27,856)	81,810	53,954
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	2.04	(468,735)	521,273	52,538
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	3.39	(2,061,492)	1,917,069	(144,423)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	2.04	(398,117)	523,091	124,974
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.88	(685,755)	310,807	(374,948)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.24	(86,609)	254,363	167,754
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.24	(59,115)	182,185	123,070
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.24	(35,508)	105,270	69,762
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.24	(17,616)	54,567	36,951
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.24	(11,836)	36,095	24,259
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.24	(11,561)	32,625	21,064
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	2.04	(262,388)	306,348	43,960

Total		$615,862					$(27,864,649)	$29,947,947	$2,083,298

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(18,476)	$(3,189)	$(21,665)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(30,388)	(9,591)	(39,979)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(22,461)	(8,449)	(30,910)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(13,953)	(4,690)	(18,643)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(23,048)	(7,050)	(30,098)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(8,464)	(2,461)	(10,925)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(9,836)	(2,859)	(12,695)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	JPMorgan Chase Bank, N.A.	$10,200	1.00	%(1)	3/20/18	$(92,559)	$35,592	$(56,967)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(15,149)	(23,758)	(38,907)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(27,025)	(86,955)	(113,980)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	7,778	(47,310)	(39,532)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(11,362)	(17,605)	(28,967)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(37,872)	(60,043)	(97,915)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(13,778)	(39,836)	(53,614)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(6,347)	(20,775)	(27,122)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(8,667)	(33,033)	(41,700)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(38,080)	(143,305)	(181,385)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	3,400	(18,787)	(15,387)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	2,040	(7,597)	(5,557)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	15,848	(60,442)	(44,594)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(15,149)	(23,536)	(38,685)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(10,741)	(92,306)	(103,047)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	22,696	(123,813)	(101,117)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	35,277	(192,639)	(157,362)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	27,505	(105,250)	(77,745)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(20,325)	(58,764)	(79,089)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(10,462)	(39,906)	(50,368)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(10,491)	(15,767)	(26,258)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(12,081)	(19,416)	(31,497)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(29,828)	(48,764)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(30,406)	(49,342)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(9,118)	(26,616)	(35,734)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(22,061)	(58,011)	(80,072)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(7,937)	(31,597)	(39,534)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(17,061)	(62,205)	(79,266)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(18,733)	(76,350)	(95,083)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(47,536)	(99,061)	(146,597)
Italy	Bank of America, N.A.	9,870	1.00	(1)	12/20/21	304,564	(226,734)	77,830
Italy	Citibank, N.A.	19,896	1.00	(1)	12/20/21	613,942	(582,454)	31,488
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	89,450	(162,244)	(72,794)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	89,450	(162,303)	(72,853)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	945,664	(1,469,170)	(523,506)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(152,182)	79,065	(73,117)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(141,061)	67,783	(73,278)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(37,615)	7,452	(30,163)
Malaysia	Barclays Bank PLC	11,200	1.00	(1)	12/20/21	157,008	(114,997)	42,011
Malaysia	BNP Paribas	12,530	1.00	(1)	12/20/21	175,652	(108,598)	67,054
Malaysia	BNP Paribas	12,540	1.00	(1)	12/20/21	175,793	(120,051)	55,742
Malaysia	BNP Paribas	9,400	1.00	(1)	12/20/21	131,774	(105,051)	26,723
Malaysia	Goldman Sachs International	4,622	1.00	(1)	12/20/21	64,794	(42,185)	22,609
Malaysia	HSBC Bank USA, N.A.	33,653	1.00	(1)	12/20/21	471,766	(291,958)	179,808
Malaysia	JPMorgan Chase Bank, N.A.	7,835	1.00	(1)	12/20/21	109,835	(66,133)	43,702
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	70,005	(66,196)	3,809
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	36,845	(41,523)	(4,678)
Mexico	Barclays Bank PLC	3,300	1.00	(1)	6/20/23	178,528	(74,123)	104,405
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	46,056	(44,719)	1,337
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(96,301)	45,946	(50,355)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(92,591)	49,441	(43,150)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(58,596)	29,572	(29,024)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(9,102)	6,476	(2,626)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(9,102)	6,101	(3,001)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(149,239)	60,400	(88,839)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(19,252)	7,884	(11,368)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(54,614)	(58,359)	(112,973)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(154,188)	(123,552)	(277,740)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(185,081)	(191,812)	(376,893)
Qatar	Barclays Bank PLC	66,967	1.00	(1)	12/20/21	(625,901)	186,815	(439,086)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$2,130	1.00	%(1)	9/20/22	$(8,289)	$14,027	$5,738
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	23,451	4,393	27,844
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	10,993	11,540	22,533
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(9,085)	4,568	(4,517)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(34,048)	22,409	(11,639)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(9,085)	4,306	(4,779)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(29,328)	13,900	(15,428)
Qatar	Deutsche Bank AG	3,940	1.00	(1)	6/20/21	(45,505)	(16,482)	(61,987)
Qatar	Deutsche Bank AG	4,030	1.00	(1)	6/20/21	(46,544)	(28,627)	(75,171)
Qatar	Deutsche Bank AG	8,040	1.00	(1)	6/20/21	(92,858)	(45,396)	(138,254)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(26,632)	12,628	(14,004)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(53,425)	21,323	(32,102)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(18,756)	(24,948)	(43,704)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(109,780)	(99,334)	(209,114)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	9,932	(4,939)	4,993
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	14,538	1,130	15,668
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(9,305)	4,164	(5,141)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(8,596)	6,124	(2,472)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(17,395)	9,219	(8,176)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(25,620)	11,787	(13,833)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(9,947)	4,070	(5,877)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(24,707)	10,429	(14,278)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	45,211	14,076	59,287
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	26,013	(13,108)	12,905
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	1,760,270	(1,163,250)	597,020
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	979,117	(584,241)	394,876
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	334,398	(210,990)	123,408
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	501,597	(417,055)	84,542
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	207,327	(148,009)	59,318
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	207,327	(152,072)	55,255
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	365,241	(437,842)	(72,601)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,656,007	(2,205,842)	(549,835)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	1,986,463	(2,647,547)	(661,084)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	3,253,127	(4,149,094)	(895,967)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	247,454	(213,642)	33,812
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	381,213	(315,009)	66,204
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	325,035	(269,743)	55,292
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,003,193	(833,002)	170,191
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	205,320	(165,132)	40,188
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	191,967	(151,217)	40,750
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	516,368	(370,670)	145,698
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	181,306	(137,151)	44,155
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	66,880	(43,661)	23,219
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	549,068	(425,660)	123,408
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(38,519)	(97,127)	(135,646)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(38,856)	(85,839)	(124,695)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(17,591)	(43,476)	(61,067)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(62,367)	(157,042)	(219,409)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(51,173)	(184,810)	(235,983)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(79,387)	(216,475)	(295,862)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(79,387)	(243,841)	(323,228)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(73,302)	(509,672)	(582,974)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(35,056)	(141,000)	(176,056)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(79,387)	(236,360)	(315,747)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(55,970)	(161,632)	(217,602)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(145,343)	(1,600,709)	(1,746,052)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(71,390)	743	(70,647)

Total						$15,015,996	$(23,933,651)	$(8,917,655)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $643,804,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $26,427,310 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$147,066	$10,244,366
Options written	534,424	15,065,816
Options exercised	(199,793)	(10,349,657)
Options expired	(51,273)	(1,771,909)

Outstanding, end of period	$430,424	$13,188,616

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and inflation swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(295,320)

Total		$—	$(295,320)

Credit	Credit Default Swaps	$18,989,464	$(31,838,117)
Credit	Credit Default Swaps (Centrally Cleared)*	1,888,850	(7,017,480)

Total		$20,878,314	$(38,855,597)

Equity Price	Futures Contracts*	$—	$(132,093)
Equity Price	Options Purchased	11,124,124	—

Total		$11,124,124	$(132,093)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$23,904,186	$—
Foreign Exchange	Currency Options Written	—	(10,918,092)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	60,116,582	(55,026,394)

Total		$84,020,768	$(65,944,486)

Interest Rate	Futures Contracts*	$2,007,418	$—
Interest Rate	Inflation Swaps	148,811	—
Interest Rate	Inflation Swaps (Centrally Cleared)	141,374	—
Interest Rate	Interest Rate Swaps	16,839,239	(1,681,934)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	11,174,765	(17,037,474)

Total		$30,311,607	$(18,719,408)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,299,587,950

Gross unrealized appreciation	$67,959,156
Gross unrealized depreciation	(121,614,625)

Net unrealized depreciation	$(53,655,469)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,626,019,230	$—	$1,626,019,230
Foreign Corporate Bonds	—	30,275,902	—	30,275,902
Sovereign Loans	—	14,383,950	9,284,763	23,668,713
Collateralized Mortgage Obligations	—	10,631,042	—	10,631,042
Common Stocks	45,113,482	13,465,028 **	—	58,578,510
Currency Options Purchased	—	23,904,186	—	23,904,186
Call Options Purchased	—	7,672,874	—	7,672,874
Put Options Purchased	3,451,250	—	—	3,451,250
Short-Term Investments —
Foreign Government Securities	—	37,611,523	—	37,611,523
U.S. Treasury Obligations	—	55,482,788	—	55,482,788
Repurchase Agreements	—	5,078,308	—	5,078,308
Other	—	338,630,369	—	338,630,369
Total Investments	$48,564,732	$2,163,155,200	$9,284,763	$2,221,004,695
Forward Foreign Currency Exchange Contracts	$—	$60,116,582	$—	$60,116,582
Futures Contracts	2,007,418	—	—	2,007,418
Swap Contracts	—	56,857,357	—	56,857,357
Total	$50,572,150	$2,280,129,139	$9,284,763	$2,339,986,052

Liability Description
Currency Options Written	$—	$(10,918,092)	$—	$(10,918,092)
Securities Sold Short	—	(4,818,671)	—	(4,818,671)
Forward Foreign Currency Exchange Contracts	—	(55,026,394)	—	(55,026,394)
Futures Contracts	(295,320)	(132,093)	—	(427,413)
Swap Contracts	—	(52,471,499)	—	(52,471,499)
Total	$(295,320)	$(123,366,749)	$—	$(123,662,069)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017